Organization and nature of operations - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Initial paid-in capital recorded as other non-current liabilities	¥ 16,489						$ 2,587,000
Cash generated from investing activities	(1,714,287)	$ (269,009,000)	¥ (261,487)		¥ (868,296)
Cash generated from financing activities	1,563,397	245,330,000	654,571		579,668
Shanghai Zhixiang Technology Co., Ltd.
Variable Interest Entity [Line Items]
Capital and reserve funds	¥ 1,566		1,566
Variable Interest Entities
Variable Interest Entity [Line Items]
Cash generated from investing activities | $		$ 0		$ 0		$ 0
Variable Interest Entities | Equity Interest Pledge Agreement | Shanghai Zhixiang Technology Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of pledged equity interests	100.00%	100.00%
Initial paid-in capital recorded as other non-current liabilities	¥ 1,000
Variable Interest Entities | Equity Interest Pledge Agreement | Zhixiang Technology
Variable Interest Entity [Line Items]
Business cooperation agreement term	10 years	10 years
Variable Interest Entities | Exclusive Option Agreement | Shanghai Zhixiang Technology Co., Ltd.
Variable Interest Entity [Line Items]
Stock option term	10 years	10 years
Variable Interest Entities | Zhixiang Technology
Variable Interest Entity [Line Items]
Variable interest entity terms of arrangement	The term of this agreement remains valid for a period of 10 years and can be extended at Zhixiang WFOE’s discretion. Zhixiang WFOE may terminate the agreement unilaterally with a 30-day prior written notice.	The term of this agreement remains valid for a period of 10 years and can be extended at Zhixiang WFOE’s discretion. Zhixiang WFOE may terminate the agreement unilaterally with a 30-day prior written notice.
Consultancy and service fees	¥ 0		¥ 276,577		¥ 168,451
Exclusive asset subscription agreement term	10 years	10 years